Share-Based Compensation (Details) - Schedule of Share-Based Compensation Expenses Related to Grants Under the Equity Incentive Plan - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	$ 511	$ 697	$ 1,144	$ 1,485
Research & development [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	122	119	318	509
General & administrative [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	$ 389	$ 578	$ 826	$ 976